Income Taxes (Income Tax Examinations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 45.8
UNITED STATES [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	16.0
Operating Loss Carryforwards, Expiration Dates	2033
NEW ZEALAND [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10.3
Operating Loss Carryforwards, Expiration Dates	Indefinite
SPAIN [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8.1
Operating Loss Carryforwards, Expiration Dates	2026 - 2028
Others [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 11.4
Operating Loss Carryforwards, Expiration Dates	Various